Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and contingencies

15. Commitments and contingencies

As at December 31, 2011, NXT had an office lease commitment expiring October 31, 2012 and requiring minimum monthly lease payments of $31,588. In March, 2012, this lease was extended for a 2.5 year period through April 30, 2015 at a minimum monthly lease payment of $22,956 (including estimated operating costs). The estimated minimum annual lease commitment is now as follows:

for the	total minimum
year ending	lease
December 31	payments

2012	364,093
2013	289,245
2014	289,245
2015	96,415
1,038,998

NXT also has in place an agreement, expiring in January 2012, to utilize a minimum annual volume of aircraft charter hours, the terms of which it has met for 2011. NXT has extended the contract for an additional one year term.

In 2003 NXT was named as one of several defendants in a statement of claim related to an aircraft crash. The plaintiffs alleged that all defendants were in breach of an aircraft ferry flight contract and were seeking damages of $450,000, but have not pursued their claim against NXT for over six years. NXT was not a party to the contract and accordingly believes the claim is without merit. The outcome of the claim is not determinable, and no liability has been recorded.